Share capital and Other contributed capital - Reorganization of share structure (Details) - USD ($) $ / shares in Units, $ in Millions	Mar. 29, 2021	Mar. 16, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Number of shares outstanding			119,007,062	257,227,062	208,962,350
IPO
Disclosure of classes of share capital [line items]
Number of shares outstanding	119,007,062
Common Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding		257,227,062	119,007,062
Number of shares issued		105,771,768
Common Shares | IPO
Disclosure of classes of share capital [line items]
Number of shares represented by ADS	13,235,294
Preferred A Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares re-designated into common shares		1
Number of shares outstanding				1
Preferred B-1 Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares re-designated into common shares		200,755,561
Number of shares outstanding				200,755,561
Class A Common Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares re-designated into common shares		56,221,500
Number of shares outstanding				56,221,500
Class B Common Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares re-designated into common shares		250,000
Number of shares outstanding				250,000
ADS | IPO
Disclosure of classes of share capital [line items]
Number of shares represented by ADS	13,235,294
Price per ADS	$ 20.00
Net proceeds from the initial public offering	$ 249.3
Net proceeds from the initial public offering shown on statement cash flows	$ 245.2